Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net income/(loss)	$ (22.8)	$ 134.9
Adjustments to reconcile net income/(loss) after tax to net cash provided by/(used in) operating activities:
Share compensation expense	2.9	4.9
Accretion, amortization and depreciation	(10.6)	(4.4)
Net realized and unrealized (gain)/loss on investments	(12.6)	16.0
Deferred tax benefit	(18.0)	0.0
Net changes in assets and liabilities:
Accrued investment income	6.6	(6.4)
Premiums and other receivables	(764.3)	(861.1)
Amounts due from The Fidelis Partnership	(68.3)	(79.6)
Deferred reinsurance premiums	(457.3)	(586.7)
Reinsurance balances recoverable on paid losses	(29.5)	29.1
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	36.3	(58.3)
Deferred policy acquisition costs	(295.1)	(242.9)
Other assets	(20.6)	(44.0)
Reserves for losses and loss adjustment expenses	(655.0)	280.7
Unearned premiums	1,038.3	1,043.9
Reinsurance balances payable	371.1	488.7
Amounts due to The Fidelis Partnership	103.8	30.0
Other liabilities	2.8	28.4
Net cash provided by/(used in) operating activities	(792.3)	173.2
Investing activities
Purchase of available-for-sale securities	(856.4)	(1,106.4)
Proceeds from maturities of available-for-sale securities	346.9	482.9
Proceeds from sales of available-for-sale securities	1,310.6	415.5
Purchase of other investments	(61.1)	0.0
Purchase of fixed assets	(0.4)	(2.2)
Net cash provided by/(used in) investing activities	739.6	(210.2)
Financing activities
Proceeds from issuance of debt, net of issuance costs	393.3	0.0
Dividends on common shares	(22.0)	(23.5)
Repurchase of common shares	(110.8)	(37.6)
Tax paid on withholding shares	(0.2)	(2.2)
Repurchase of preferred securities	(59.6)	0.0
Net cash provided by/(used in) financing activities	200.7	(63.3)
Effect of exchange rate changes on foreign currency cash	8.9	(4.7)
Net increase/(decrease) in cash, restricted cash, and cash equivalents	156.9	(105.0)
Cash, restricted cash, and cash equivalents, beginning of period	946.6	964.1
Cash, restricted cash, and cash equivalents, end of period	1,103.5	859.1
Cash, restricted cash, and cash equivalents comprise the following:
Cash and cash equivalents	919.4	628.6
Restricted cash and cash equivalents	184.1	230.5
Total cash, cash equivalents and restricted cash	$ 1,103.5	$ 859.1